Interests in unconsolidated structured entities (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		$ 5,862	$ 4,501	$ 5,048
Net fee and commission income		19,186	17,413	17,895
in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		15	(2)
Net fee and commission income		60	63
Other net income from financial instruments measured at fair value through profit or loss		2	11
Total income		76	72
Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		1	(1)
Other net income from financial instruments measured at fair value through profit or loss		0	19
Total income		1	19
Asset information	[1]	0	2,000
Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		12	0
Net fee and commission income		1	13
Other net income from financial instruments measured at fair value through profit or loss		17	(18)
Total income		30	(5)
Asset information	[2]	9,000	1,000
Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		2	(1)
Net fee and commission income		58	50
Other net income from financial instruments measured at fair value through profit or loss		(15)	9
Total income		45	58
Asset information	[3]	37,000	42,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		5,788	4,415	4,971
Net fee and commission income		19,207	17,460	$ 17,930
UBS AG | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		15	(2)
Net fee and commission income		60	63
Other net income from financial instruments measured at fair value through profit or loss		2	11
Total income		76	72
UBS AG | Securitization vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		1	(1)
Other net income from financial instruments measured at fair value through profit or loss		0	19
Total income		1	19
Asset information	[1]	0	2,000
UBS AG | Client vehicles | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		12	0
Net fee and commission income		1	13
Other net income from financial instruments measured at fair value through profit or loss		17	(18)
Total income		30	(5)
Asset information	[2]	9,000	1,000
UBS AG | Investment funds | in which UBS did not have an interest at year-end
Disclosure Of Unconsolidated Structured Entities [Line Items]
Net interest income		2	(1)
Net fee and commission income		58	50
Other net income from financial instruments measured at fair value through profit or loss		(15)	9
Total income		45	58
Asset information	[3]	$ 37,000	$ 42,000

[1]	Represents the amount of assets transferred to the respective securitization vehicles
[2]	Represents the amount of assets transferred to the respective client vehicles.
[3]	Represents the total net asset value of the respective investment funds.